Income taxes - Expiry of tax losses and unused tax credits (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, recognized	€ 3,621	€ 3,439
Tax losses carried forward, unrecognized	19,482	18,324
Total tax losses carried forward	23,103	21,763
Tax credits, recognized	345	249
Tax credits, unrecognized	344	311
Total tax credits	689	560
Within 10 years
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, recognized	1,375	1,344
Tax losses carried forward, unrecognized	1,025	1,247
Total tax losses carried forward	2,400	2,591
Tax credits, recognized	143	85
Tax credits, unrecognized	329	286
Total tax credits	472	371
Thereafter
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, recognized	17	0
Tax losses carried forward, unrecognized	0	4
Total tax losses carried forward	17	4
Tax credits, recognized	48	47
Tax credits, unrecognized	1	4
Total tax credits	49	51
No expiry
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, recognized	2,229	2,095
Tax losses carried forward, unrecognized	18,457	17,073
Total tax losses carried forward	20,686	19,168
Tax credits, recognized	154	117
Tax credits, unrecognized	14	21
Total tax credits	€ 168	€ 138